Statements of Cash Flows	12 Months Ended
Dec. 31, 2017 USD ($)
Cash flows from operating activities
Net loss	$ (364,100)
Adjustments to reconcile net loss to net cash flows used in operating activities:
Stock-based compensation	50,501
Changes in assets and liabilities:
Increase (decrease) in accounts payable and accrued expenses	79,003
Increase (decrease) in related party payable	15,000
Increase (decrease) in related party accrued interest expense	312
Net cash flows provided by (used in) operating activities	(219,284)
Cash flows from investing activities
Software costs purchased from third parties	(98,883)
Net cash flows provided by (used in) investing activities	(98,883)
Cash flows from financing activities
Proceeds from issuance of common stock	290,840
Proceeds from (repayment of) related party promissory note	50,000
Net cash flows provided by (used in) financing activities	340,840
Net change in cash	22,673
Cash at end of period	22,673
Non-cash investing and financing activities
Software costs acquired through issuance of common stock to related party	$ 817,469